Summary of Significant Accounting Policies (Stock Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Stock based compensation expense			$ 549
Risk-free interest rate-weighted average			2.07%
Expected life of options-weighted average			10 years
Stock volatility			43.90%
Expected dividend yield			5.83%